Investment Securities - Proceeds from Sales and Maturities of Investment Securities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of investment securities	$ 89,997	$ 71,049	$ 126,862	$ 166,024	$ 248,664	$ 269,205
Proceeds from maturities of investment securities	50,000	9,600	250,265	56,701	63,751	55,635
Gross realized gains	7	504	24	540	1,117	114
Gross realized losses	0	0	(77)	0	(3)	(3)
Net realized gains (losses)	$ 7	$ 504	$ (53)	$ 540	$ 1,114	$ 111